NB Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of June 30, 2026 (Unaudited)

Description	Interest		Maturity Date	Shares or Principal Amount	Cost	Value
SHORT-TERM INVESTMENTS - 19.96%
MONEY MARKET FUND - 9.56%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	3.56	%(A)		235,597,696	$235,597,696	$235,597,696

UNITED STATES TREASURY BILLS(B) - 10.40%
United States Treasury Bill	3.68%		07/14/2026	77,463,400	77,362,240	77,363,187
United States Treasury Bill	3.69%		07/28/2026	30,000,000	29,918,418	29,918,477
United States Treasury Bill	3.67%		08/13/2026	75,000,000	74,677,382	74,673,917
United States Treasury Bill	3.76%		10/01/2026	75,000,000	74,301,907	74,284,005
TOTAL UNITED STATES TREASURY BILLS					256,259,947	256,239,586

TOTAL SHORT-TERM INVESTMENTS					491,857,643	491,837,282

PRIVATE FUNDS(C) - 82.90%	Acquisition Type	Acquisition Dates(D)	Geographic Region(E)	Cost	Fair Value
ABRY Partners Pegasus, L.P.(F)	Secondary	06/2026	North America	13,746,646	13,624,331
ACON Strategic Partners II-B, L.P.(F)	Secondary	08/2022	North America	7,893,243	22,721,262
Adagia Capital Europe - AGN 1(F)(H)	Co-Investment	09/2025-02/2026	Europe	13,440,244	16,751,272
Aechelon InvestCo LP	Co-Investment	08/2024	North America	-	19,499,017
AFC Acquisitions, Inc.(F)(H)	Co-Investment	04/2021-02/2026	North America	7,978,931	14,851,165
AI Robin & CY S.C.A.(F)(H)	Co-Investment	10/2025	Europe	39,866,145	53,837,928
Amulet Vault Co-Invest, L.P.	Co-Investment	08/2024-10/2024	North America	12,960,688	16,475,764
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-07/2024	North America	1,027,591	4,444,942
Aquiline Madonna Co-Invest L.P.(F)	Co-Investment	10/2024-02/2025	Europe	23,359,278	27,192,748
Aurelia Co-Invest SCSP	Co-Investment	05/2024-11/2024	Europe	6,330,232	11,834,512
Austin Co-Investment, L.P.2(F)	Co-Investment	03/2021	North America	845,047	11,939,295
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2024	Europe	7,197,932	8,874,720
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,403	4,531,049
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,358,909	7,076,488
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	394,063
CD&R Ferdinand Co-Investor, L.P.(F)	Co-Investment	08/2023	North America	11,108,856	31,493,235
CD&R Value Building Partners I, L.P.(F)	Secondary	12/2021	North America	11,580,018	17,194,818
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022-03/2026	North America	7,967,077	10,846,277
CGI Acquisitions, Inc.(F)(H)	Co-Investment	02/2022-09/2023	North America	4,062,865	11,522,369
Compass Syndication L.P.	Co-Investment	10/2021-05/2026	North America	1,616,587	2,119,730
DGS Group Holdings, L.P.(H)	Co-Investment	09/2022-12/2022	North America	6,455,020	12,233,455

DIG Holdings, LLC(H)	Co-Investment	12/2022	North America	9,754,100	12,459,369
DSS Holdings I L.P.(F)(H)	Co-Investment	10/2024	North America	12,210,000	12,869,541
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	7,572,027	12,634,464
EQT X Co-Investment (A) SCSp(F)	Co-Investment	07/2024	North America	20,841,600	28,227,427
EQT X Co-Investment (F) SCSp(F)	Co-Investment	02/2024	North America	13,099,180	12,664,411
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022-08/2023	North America	229,262	13,303,759
Flow Holdings Inc.(F)	Co-Investment	06/2026	North America	39,116,942	39,116,942
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022-01/2025	Europe	9,137,795	11,209,951
Follett Acquisition LP(H)	Co-Investment	01/2022	North America	4,060,000	1,986,284
FS Equity Partners CV1, L.P.(F)	Co-Investment	05/2025-02/2026	North America	59,423,067	77,277,568
Grain Optimus Co-Invest-B, L.P.(F)	Co-Investment		North America	-	-
HCI Equity Partners EV I, L.P.(F)	Secondary	09/2024-01/2026	North America	31,752,541	43,556,389
Horizon Co-Investment, L.P.(F)	Co-Investment	06/2022	North America	6,308,656	7,272,016
Infragroup Co-Invest SCSp(F)	Co-Investment	09/2025	North America	13,604,790	17,176,727
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	17,470,479
KKR Abacus Co-Invest L.P.(F)	Co-Investment	10/2024	Europe	22,615,362	31,004,257
KKR Leo Co-Invest L.P.(F)	Co-Investment	06/2021	Asia	-	178,439
KKR Malaga Co-Invest L.P.(F)	Co-Investment	07/2023	North America	9,673,380	10,715,906
KKR Metro Co-Invest L.P.(F)	Co-Investment	06/2025	North America	39,759,963	44,934,378
KKR Quartz Co-Invest L.P.(F)	Co-Investment	03/2023	North America	17,000,000	11,489,040
KMNOCH Investor, L.P.(F)(H)	Co-Investment	11/2022	North America	16,970,931	21,624,886
L Catterton Growth IV, L.P.	Primary	03/2021-12/2025	North America	12,263,954	9,640,963
LDS Group Holdings, L.P.(F)(H)	Co-Investment	02/2025	North America	14,160,000	17,199,793
Lightspeed SPV-A2, LLC.(F)	Co-Investment	08/2025-03/2026	North America	21,550,662	79,296,840
Lightyear AMP CV, L.P.(F)	Secondary	04/2024-04/2026	North America	27,553,573	34,211,996
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-09/2025	North America	2,896,021	3,520,495
Magnus 2024, L.P.	Co-Investment	04/2024-11/2025	North America	8,039,341	9,497,928
Material Co-Invest, L.P.	Co-Investment	10/2022-12/2025	North America	13,741,540	8,377,534
NB Aggregator (Minerva) LP(F)	Co-Investment	03/2025	North America	70,234,003	85,865,127
NB Convert Elevate Aggregator LP(F)	Co-Investment	11/2023-03/2026	North America	15,461,296	23,145,000
NB Convert Harp Aggregator LP(F)	Co-Investment	11/2023-12/2025	North America	7,716,038	11,520,884
NB Credit Opps Co-Investment (Vetcor) LP(F)	Co-Investment	03/2023-03/2026	North America	5,827,313	9,853,630
NB Credit Opps Co-Investment (Vetcor II) LP(F)	Co-Investment	08/2023-03/2026	North America	1,711,619	2,667,920
NB Electron Aggregator LP(F)	Co-Investment	08/2023-12/2025	North America	42,559	-
NB Franklin LP(F)	Co-Investment	05/2024-10/2024	North America	25,256,765	26,735,285
NB Geyser Aggregator LP(F)	Co-Investment	12/2024	North America	21,326,071	27,442,396
NB Lowcode Private Equity(F)(H)	Co-Investment	11/2022-03/2026	North America	2,915,024	5,623,166
NB Mariner Aggregator LP(F)	Co-Investment	10/2024-11/2024	North America	65,084,865	101,048,945
NB Mavis Aggregator LP(F)	Co-Investment	05/2023-03/2026	North America	20,038,887	32,791,951
NB Pref Harp Aggregator LP(F)	Co-Investment	11/2023-03/2026	North America	9,334,134	14,061,362
NB Vault Aggregator LP(F)	Co-Investment	01/2025-03/2026	North America	70,165,279	85,039,841
NC Harp Co-Invest GP Limited(F)	Co-Investment	03/2025	Europe	14,215,065	25,311,761

NP Kaba Holdings, L.P.(F)	Co-Investment	01/2026	North America	14,145,844	16,059,873
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023-06/2025	North America	4,213,142	8,151,751
Octagon DC Holdings, LP(F)	Co-Investment	09/2025	North America	20,610,000	30,992,950
Olympus FG Holdco, L.P.	Co-Investment	08/2022-08/2024	North America	5,060,881	3,437,212
PCP II Co-Invest Atlas LP(F)	Co-Investment	09/2025	Europe	16,186,001	17,774,617
Pilot Holdings, LLC(H)	Co-Investment	12/2021	North America	7,200,000	6,973,885
Platinum Equity Vulcan Co-Investors, L.P.(F)	Co-Investment	03/2024	North America	16,190,000	7,718,419
Project Alpine Co-Invest Fund, L.P.(F)	Co-Investment	06/2022-12/2024	North America	10,006,875	10,646,912
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	8,005,199	53
Project Stream Co-Invest Fund, L.P.(F)	Co-Investment	10/2021-05/2026	North America	10,003,235	10,187,180
Providence Equity Partners (Constellation), LP(F)	Secondary		North America	-	-
Providence Equity Partners (Unity) S.C.Sp.(F)	Secondary	05/2024-03/2026	Europe	743,706	5,602,978
RealPage Parent, LP(F)(H)	Co-Investment	04/2021	North America	6,500,000	6,646,589
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,152,545	6,513,052
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	4,548,734	2,282,165
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,375,048	11,075,568
Ryan LLC(F)(H)	Co-Investment	03/2026	North America	49,998,340	48,428,148
Sabel InvestCo LP(G)	Co-Investment	10/2024	North America	6,800,000	34,191,143
SCW Holdings I LP(F)(H)	Co-Investment	03/2025	North America	12,200,000	15,001,307
Searchlight Capital III CVL Co-Invest Partners II, L.P.(F)	Co-Investment	12/2024	North America	15,921,398	34,307,547
Searchlight Capital CF SPK, L.P.(F)	Secondary	11/2023-01/2026	North America	12,837,637	18,115,387
Shamrock ND Holdco, L.P.	Co-Investment	09/2024	North America	11,394,584	17,809,598
Sprinkler 2024 Co-Investment I (Feeder) SCSp(F)	Co-Investment	03/2025	Europe	17,948,873	29,953,765
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	3,921,624
TA Spartan Parent, LLC(H)	Co-Investment	07/2023	North America	10,130,000	6,741,494
Tailwind Axis Fund (Parallel), L.P.(F)	Secondary	03/2026	North America	19,423,668	20,115,939
THL Automation Fund Investors (4K), L.P.(F)	Co-Investment	03/2021-12/2025	North America	4,022,285	3,962,587
THL Fund Investors (Altar), L.P.(F)	Co-Investment	12/2022-12/2025	North America	4,952,142	11,165,621
THL Fund Investors (Iconic), L.P.(F)	Co-Investment	06/2023-12/2025	North America	10,259,647	15,074,020
THL Fund IX Investors (Plymouth II), L.P.(F)	Co-Investment	08/2023	North America	6,627,237	11,473,809
Thrive Capital Partners X Growth-A, L.P.(F)	Co-Investment	01/2026	North America	3,488,333	7,495,192
Thrive Capital Partners X Growth-B, L.P.(F)	Co-Investment	03/2026	North America	11,377,833	11,376,818
Tikehau Alliance 2 Fund S.L.P(F)	Secondary	07/2025-12/2025	Europe	36,332,529	42,129,745
Titan Space Fund LP(F)	Co-Investment	10/2025-04/2026	North America	2,773,048	9,945,299
TPG IX Charger CI II, L.P.(F)	Co-Investment	07/2024	North America	12,843,370	13,194,337
TPG IX Evergreen CI II, L.P.(F)	Co-Investment	09/2023	North America	8,635,900	12,950,796
TPG Tech Adjacencies II Steller CI, L.P.(F)	Co-Investment	10/2025	North America	1,783,087	7,150,179
Truelink-Vista, L.P.	Co-Investment	10/2022-11/2025	North America	3,513,609	6,457,002
True Wind Capital Continuation, L.P.	Secondary	03/2023-10/2025	North America	8,349,126	6,656,320
Vector Capital Partners V, L.P.(G)	Secondary	02/2025	North America	24,662,015	23,347,851
Vector Capital VI, L.P.(G)	Primary	03/2025-04/2026	North America	4,826,131	3,997,751
Vistria Soliant Holdings, L.P.(F)	Co-Investment	07/2024	North America	16,000,000	16,216,310

WP Irving Co-Invest, L.P.	Co-Investment	04/2022-09/2023	North America	997,096	11,972,865
WWEC Holdings LP(F)(H)	Co-Investment	10/2022	North America	7,120,000	9,755,976
XN Opportunities VII LP(F)	Co-Investment	08/2025	North America	13,590,822	50,273,160
XN Opportunities X LP(F)	Co-Investment	01/2026	North America	15,012,000	31,275,000
ZM Parent Holding LLC(H)	Co-Investment	03/2022	North America	4,532,000	4,674,527
TOTAL PRIVATE FUNDS				1,454,342,191	2,042,677,811

TOTAL INVESTMENTS (Cost $1,946,199,834) - 102.86%					2,534,515,093
Other Assets & Liabilities (Net) - (2.86%)					(70,435,731)
TOTAL NET ASSETS - 100.00%					$2,464,079,362

(A)	The rate is the annualized seven-day yield as of June 30, 2026.
(B)	Each issue shows the rate of the discount at the time of purchase.
(C)	Non-income producing securities, which are restricted as to resale and illiquid.
(D)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(E)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.
(F)	This investment is made through the wholly owned subsidiary NB PMAF IC, LLC (the "IC Subsidiary").
(G)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the "Blocker Subsidiary").
(H)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Fund computes the NAV for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

Private Equity Investments:

With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor” adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.

Liquid Investments:

Equity Investments: Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices ( or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Fixed Income Securities and Other Credit Instruments: Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.

Illiquid Investments:

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of June 30, 2026.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Private Funds	$-	$-	$279,181,154	$1,763,496,657	$2,042,677,811
Short-Term Investments	491,837,282	-	-	-	491,837,282
Total Investments	$491,837,282	$-	$279,181,154	$1,763,496,657	$2,534,515,093

Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.

Significant Unobservable Inputs

As of June 30, 2026, the Fund had Level 3 investments valued at $279,181,154. The fair value of investments valued at $1,763,496,657 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2026.

			Unobservable Inputs
Investments	Fair Value as of June 30, 2026	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$5,623,166	Market Comparables	LTM Revenue	10.5x	10.5x
Co-Investment	196,858,365	Market Comparables	LTM EBITDA	7.4x-20.5x	12.4x
Co-Investment	6,646,589	Market Comparables	Forward EBITDA	19.0x	19.0x
Co-Investment	21,624,886	Discounted Cash Flows	WACC	10.5%	10.5%
		Discounted Cash Flows	Exit EBITDA	13.0x	13.0x
		Market Comparables	LTM EBITDA	16.0x	16.0x
Co-Investment	48,428,148	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Total Investments	$279,181,154

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2026, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$886,388

During the period ended June 30, 2026, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $1,776,966 and $779,479, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended June 30, 2026, there were no transfers into and out of Level 3.

The estimated remaining life of the Fund’s investments as of June 30, 2026 is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.